ENVIRONMENTAL (Details 1) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accrued liabilities for unasserted claims			$ 1.8
Maximum period for required site OM and M expense accrual (in years)			30
Accrual for environmental loss contingencies [Roll Forward]
Beginning balance	$ 138.1	$ 138.3	$ 138.3	$ 144.6
Charges to income	2.7	0.7	15.7	9.6	$ 11.5
Remedial and investigatory spending			(14.1)	(14.9)
Currency translation adjustments			(1.8)	(1.0)
Ending balance	139.2	136.0	138.1	138.3	$ 144.6
Reserves for environmental expenditures-noncurrent	$ 120.2	$ 117.0	119.1	$ 119.3
Future environmental expenditures expected to be utilized over the next 5 years			81.1
Future environmental expenditures expected to be utilized over the next 6 to 10 years			16.7
Future environmental expenditures expected to be utilized beyond 10 years			$ 40.3
Number of sites included in the total estimated environmental liability			69
Number of USEPA NPL sites			14
Number of sites which constituted the largest portion of the environmental liability			9
Percentage of environmental liability that the larger sites made up (in hundredths)			79.00%
Number of sites which constituted the smallest portion of the environmental liability			60
Percentage of environmental liability any one of the smallest sites made up, maximum (in hundredths)			3.00%
Number of larger sites in which part of the site is subject to a remedial investigation and another part is in the long-term OM and M stage			4
Number of larger sites remedial design being developed			1
Number of larger sites subject to remedial investigation and remedial design being developed			1
Number of larger sites in which a remedial investigation is being performed			1
Number of larger sites which are in long-term OM and M			2
Percentage of environmental liability any one of the largest sites made up., maximum (in hundredths)			23.00%
Possible additional contingent environmental liabilities			$ 60.0
Minimum
Expected annual environmental-related cash outlay for site investigation and remediation			15.0
Maximum
Expected annual environmental-related cash outlay for site investigation and remediation			$ 25.0